Other Expense (Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Expense (Income) [Abstract]
Care and maintenance (note 36)	$ 47	$ 39	$ 62
Governmental fiscal claims, cost of old tailings operations and other expenses	21	14	15
Guinea public infrastructure contribution	8	0	0
Pension and medical defined benefit provisions	9	10	9
Royalties received	(3)	(10)	(18)
Brazilian power utility legal settlement	(16)	0	0
Retrenchment and related costs	3	6	6
Legal fees and project costs	11	16	74
Other indirect taxes	3	4	2
Other expense (income)	$ 83	$ 79	$ 150